Shareholders’ Equity (Details) - USD ($)			6 Months Ended	12 Months Ended
	Nov. 04, 2025	Aug. 04, 2025	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2021	Nov. 19, 2025	Jul. 30, 2025
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized				625,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0016
Ordinary shares, shares issued				20,784,142
Ordinary shares, shares outstanding				20,784,142
Percentage of net after-tax income			10.00%
Registered capital percentage			50.00%
Retained earnings			$ 325,813	$ 374,343
Reversed of statutory reserves (in Dollars)			48,530
Aggregate amounts of restricted net assets (in Dollars)			$ 626,543	548,657
Reverse stock split			1-for-16
Additional ordinary shares issued			18,823,535
Share-based compensation expense		$ 1,862,204	$ 7,816,144
ESOP shares granted		20,098,656
PRC [Member]
Shareholders’ Equity [Line Items]
Retained earnings				$ 374,343
Shareholders [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	1,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0016
Ordinary shares dividend	$ 625,000,000
Additional ordinary shares	155,625,000,000
Authorized share capital	250,000,000
Dividend of authorized share capital	156,250,000,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized			151,250,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0016
Ordinary shares, shares issued			22,624,607
Ordinary shares, shares outstanding			22,624,607
Number of vote			one
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized			5,000,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0016
Ordinary shares, shares issued			7,659,535
Ordinary shares, shares outstanding			7,659,535
Redesignated ordinary shares								7,659,535
Number of vote			20
2024 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Shares granted		9,500,000
2025 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Shares granted price per share (in Dollars per share)		$ 2.94
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued			22,624,607	7,659,535
Ordinary shares, shares outstanding				7,659,535
Reverse stock split, shares issued				2,700,000	3,000,000	23,990,000	10,000
Ordinary Shares [Member] | Shareholders [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	250,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0016
Ordinary shares dividend	$ 156,250,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member] | Shareholders [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	250,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0016
Ordinary shares dividend	$ 151,250,000,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member] | Shareholders [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0016
Ordinary Shares [Member] | 2024 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 0.0016
Ordinary Shares [Member] | 2025 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized									9,500,000